Concentrations (Details Narrative) - Rubicon Technologies L L C [Member] - Rubicon [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.00%	30.00%
Revenue Benchmark [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%	28.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	23.00%